Supplement to

CALVERT SOCIAL INVESTMENT FUND
Balanced Portfolio

Statement of Additional Information dated January 31, 2007

Date of Supplement: October 26, 2007

Delete the heading and first chart under "Other Accounts Managed by Fund Portfolio Managers -- CSIF Balanced" on page 34 of the Statement of Additional Information and replace with the following:

Calvert:
John P. Nichols

Accounts Managed other than CSIF Balanced as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	0
Total Assets in Other Accounts Managed	$624,919,993	$60,474,485	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Delete the first heading under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts -- CSIF Balanced" on page 40 of the Statement of Additional Information and replace with the following:

Calvert:
John P. Nichols

Delete the heading and first chart under "Compensation of Fund Portfolio Managers -- CSIF Balanced" on page 44 of the Statement of Additional Information and replace with the following:

Calvert:
John P. Nichols

Compensation with Respect to Management of CSIF Balanced and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Delete the information relating to Steve Falci for CSIF Balanced in the chart under "Securities Ownership of Portfolio Managers of the Portfolios" on page 50 of the Statement of Additional Information and replace with the following:
Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership (as of September 30, 2007)
CSIF Balanced	Calvert	John P. Nichols	None